Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash at bank and on hand	$ 85,990	$ 78,556
Bank deposits maturing in three months or less (note (a))	35,167	7,480
Cash and cash equivalents	121,157	86,036
US$
Cash and Cash Equivalents
Cash and cash equivalents	84,911	58,291
RMB
Cash and Cash Equivalents
Cash and cash equivalents	27,768	23,254
UK Pound Sterling ("")
Cash and Cash Equivalents
Cash and cash equivalents	335	331
Hong Kong dollar ("HK$")
Cash and Cash Equivalents
Cash and cash equivalents	$ 8,143	$ 4,160
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	2.15%	1.98%
Bank deposits maturing in three months or less | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	5 days	7 days
Bank deposits maturing in three months or less | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	64 days	90 days